Right of use assets and lease liabilities - Additional Information (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Right of use assets and lease liabilities
New Lease Agreements.	€ 1,000,000	€ 34,000
Payment Of Total Lease Liability.	600,000	700,000
Depreciation right-of-use assets	€ 600,000	€ 600,000